Other disclosures - Schedule of equivalent euro value of assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash, cash balances at Central Banks and other deposits on demand	€ 192,208	€ 87,847	€ 220,342	€ 223,073	€ 210,689
Financial assets held for trading	230,253		176,921	156,118
Non-trading financial assets mandatorily at fair value through profit or loss	6,130		5,910	5,713
Other financial assets at fair value through profit or loss	7,915		9,773	8,989
Financial assets at fair value through other comprehensive income	89,898		83,308	85,239
Financial assets at amortised cost	1,203,707		1,191,403	1,147,044
Investments	7,277		7,646	7,615	€ 7,525
Tangible assets	32,087		33,882	34,073
Intangible assets	19,259		19,871	18,645
Other	8,559		8,856	10,082
TOTAL ASSETS	1,837,081		1,797,062	1,734,659
Liabilities
Financial liabilities held for trading	152,151		122,270	115,185
Other financial liabilities at fair value through profit or loss	36,360		40,367	40,268
Financial liabilities at amortized cost	1,484,322		1,468,703	1,423,858
Liabilities under insurance contracts	17,829		17,799	16,426
Other	16,344		17,598	14,609
TOTAL LIABILITIES	1,729,754		1,692,821	1,637,074
Non-Euro
Assets
Cash, cash balances at Central Banks and other deposits on demand	109,932		114,410	122,391
Financial assets held for trading	130,076		106,011	94,256
Non-trading financial assets mandatorily at fair value through profit or loss	3,208		3,291	3,210
Other financial assets at fair value through profit or loss	793		1,721	1,085
Financial assets at fair value through other comprehensive income	60,861		60,516	62,046
Financial assets at amortised cost	777,226		773,504	747,138
Investments	2,103		1,689	1,296
Tangible assets	18,812		20,797	21,834
Intangible assets	12,282		12,772	11,881
Other	25,891		26,236	23,886
TOTAL ASSETS	1,141,184		1,120,947	1,089,023
Liabilities
Financial liabilities held for trading	76,216		60,581	60,105
Other financial liabilities at fair value through profit or loss	13,844		12,699	19,929
Financial liabilities at amortized cost	938,844		937,917	893,531
Liabilities under insurance contracts	261		330	349
Other	22,385		25,740	24,372
TOTAL LIABILITIES	€ 1,051,550		€ 1,037,267	€ 998,286